CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS (Q2) (Details) - Mining machines	1 Months Ended		5 Months Ended
	Jun. 30, 2023	Jul. 31, 2021	May 31, 2023
Maximum
CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
Estimated useful life	5 years	2 years	2 years
Minimum
CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
Estimated useful life	1 year	1 year	1 year